Convertible Instruments and Equity (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Convertible Instruments and Equity (Details) [Line Items]
Preferred stock par value (in Dollars per share)			$ 0.001
Preferred stock, shares outstanding	58,554,536	58,554,536
Class A common stock with gross proceeds (in Dollars)	$ 50,000,000	$ 50,000,000
Liquidation preference, description		In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of, on a pari passu basis, Series Seed, Series Seed-1, Series Seed-2, Series Seed-3, Series Seed-4, Series A-1, and Series A-2 convertible preferred stock are entitled to receive, prior and in preference to any distribution of any assets or surplus funds to the holders of the Special Stock (see below for a description of the terms of the Special Stock) and the common stock, $0.025, $0.57, $0.63, $0.69, $0.69, $0.53732, $1.29301 per share, respectively, plus any dividends declared but unpaid on such shares payable on a pari passu basis among the series.
Voting rights	50.00%	50.00%
Voting rights, description		The preferred stockholders are entitled to one vote for each share of Class A common stock into which such preferred stock can be converted. The preferred stock generally votes together with the Special Stock and the common stock and not as a separate class. The Company’s Amended and Restated Certificate of Incorporation include certain provisions which require a vote of at least a majority of preferred stockholders voting as a single class with respect to certain actions of the Board including: (1) effecting an amendment or waiver of any of the provisions of the Company’s certificate of incorporation or bylaws (including pursuant to a merger) if such action would adversely alter or change in any material respect the rights, preferences, privileges or restrictions of any outstanding series of preferred stock; (2) paying any dividends; (3) authorization, creation or issuance of any share of capital stock senior to, or on parity with such series of preferred stock with respect to any preferences, designations, privileges or powers; (4) increase the number of authorized shares of capital stock; (5) redeem, purchase or otherwise acquire any share or shares of preferred stock or Class A common stock (other than the repurchase of stock from employees, officers, directors or consultants of the Company in connection with the termination of their employment or services pursuant to agreements approved by the Board); (6) authorize any debt security in excess of $200.0 thousand; (7) effect a change in the size of the Board, sell, issue, sponsor, create or distribute any digital tokens, cryptocurrency or other blockchain-based assets (collectively, “Tokens”), including through a pre-sale, initial coin offering, token distribution event or crowdfunding, or through the issuance of any instrument convertible into or exchangeable for Tokens, and (8) effect any action resulting in liquidation, dissolution winding up or any deemed liquidation as described above.
Issuance price, percentage		0.08
Common stock, shares authorized			60,274,078
Gross proceeds (in Dollars)		$ 83,400,000
Description of conversion upon change of control		Redemption/Conversion upon Change of Control. If there is a change of control before the termination of the SAFE Instruments, subject to the liquidation priority below, the Company would pay the investors a portion of proceeds, defined in the agreements as cash and other assets (including without limitation stock consideration), immediately before or concurrent with the consummation of such change of control, equal to the greater of:• The purchase amount for the SAFE (the “Cash-Out Amount”); or• The amount payable on the number of shares of Common Stock equal to the SAFE purchase amount divided by the price per share calculated based on a valuation of the Company of $750,000,000 and the outstanding capitalization of the Company immediately prior to the change of control (the “Conversion Amount”).
Increases to the liability and corresponding losses (in Dollars)	$ 15,500,000	$ 63,000,000
Conversion upon Equity Financing [Member]
Convertible Instruments and Equity (Details) [Line Items]
Conversion price (in Dollars)		750,000,000
Conversion on Public Liquidity Event [Member]
Convertible Instruments and Equity (Details) [Line Items]
Conversion price (in Dollars)		750,000,000
Automatic Conversion [Member]
Convertible Instruments and Equity (Details) [Line Items]
Conversion price (in Dollars)		$ 750,000,000
Preferred Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Authorized undesignated convertible preferred	60,274,078	60,274,078
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares issued	58,554,536	58,554,536
Preferred stock, shares outstanding	58,554,536	58,554,536
Series-2 Preferred Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.69	$ 0.69
Purchase an additional shares	172,759	172,759
Warrant [Member]
Convertible Instruments and Equity (Details) [Line Items]
Liability expense (in Dollars)	$ 2,700,000	$ 2,700,000	$ 46,000
Incurred losses on warrant (in Dollars)	300,000	300,000	$ 2,600,000
Initial Public Offering [Member]
Convertible Instruments and Equity (Details) [Line Items]
Class A common shares outstanding (in Dollars)	$ 150,000,000	$ 150,000,000
Class A Common Stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Common stock, shares authorized	88,205,793	88,205,793	88,205,793
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	5,953,658	5,953,658	5,953,658
Common stock, shares outstanding	4,053,489	4,053,489	4,053,489
Convertible shares		189,395
Class B common stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Common stock, shares authorized	1,000	1,000	1,000
Class A and Class B common stock [Member]
Convertible Instruments and Equity (Details) [Line Items]
Voting rights	80.00%	80.00%